Commitments and Contingent Liabilities - Additional Information (Detail)	12 Months Ended
Mar. 31, 2018 JPY (¥)
Disclosure of contingent liabilities [abstract]
Amount accrued for estimated losses	¥ 0
Settlement amount	¥ 53,739,000,000